Fees Summary	Sep. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,597,000.00
Previously Paid Amount	0.00
Total Fee Amount	244.50
Total Offset Amount	0.00
Net Fee	244.50
Narrative - Max Aggregate Offering Price	$ 1,597,000.00
Final Prospectus	true